Long-term loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of long-term loans [line items]
Long-term loans	¥ 154,071,515	¥ 131,885,708
Less: Current portion of long-term loans	17,213,799	19,808,313
Non-current portion	136,857,716	112,077,395
Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	9,483,974	7,031,664
Less: Current portion of long-term loans	1,203,420	619,570
Non-current portion	8,280,554	6,412,094
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	144,587,541	124,854,044
Less: Current portion of long-term loans	16,010,379	19,188,743
Non-current portion	¥ 128,577,162	¥ 105,665,301